Income Tax (Details) - Schedule of applicable income tax rate		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Yunnan Hengshui Chenggong Experimental Secondary School [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate	[1]	Income tax exemption	Income tax exemption	Income tax exemption
Yunnan Hengshui Experimental Secondary School—Xishan School [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate	[1]	Income tax exemption	Income tax exemption	Income tax exemption
Yunnan Hengshui Yiliang Experimental Secondary School [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate	[1]	Income tax exemption	Income tax exemption	Income tax exemption
Kunming Xishan Long-Spring Experimental Secondary School [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate		Income tax exemption	Income tax exemption	Income tax exemption
Kunming Chenggong Long-Spring Experimental Secondary School [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate		Income tax exemption	Income tax exemption	Income tax exemption
Yiliang Long-Spring Experimental Secondary School [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate		Income tax exemption	Income tax exemption	Income tax exemption
Qujing Hengshui Experimental Secondary School [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate	[1],[2]	Income tax exemption	Income tax exemption	Income tax exemption
Yunnan Yuxi Hengshui Experimental High School [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate	[1]	Income tax exemption	Income tax exemption	Income tax exemption
Wenshan Long-Spring Experimental Secondary School [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate		Income tax exemption	Income tax exemption	Income tax exemption
Mengla Long-Spring Experimental Secondary School [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate		Income tax exemption	Income tax exemption	Income tax exemption
Qiubei Long-Spring Experimental Secondary School [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate		Income tax exemption	Income tax exemption	Income tax exemption
Resorts District Hengshui Experimental Secondary School [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate		Income tax exemption on certain income	Income tax exemption on certain income	Income tax exemption on certain income
Yunnan Long-Spring Foreign Language Secondary School [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate	[3]	Income tax exemption on certain income	Income tax exemption on certain income	Income tax exemption on certain income
Xinping Hengshui Experimental High School Co., Ltd. [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate		Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise
Guizhou Mingde Tutorial School [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate		Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise
Yunnan Hengshui Zhenxiong High School [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate		Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise
Yunnan Hengshui Experimental Secondary School—Mengla School [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate	[4]	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise
Xishuangbanna Hengshui Experimental High School [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate	[4]	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise
Yunnan Hengshui Qiubei Experimental High School [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate		Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise
Mengla Hengshui Experimental High School [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate		Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise
Yunnan Long-Spring Logistics Service Co., Ltd. [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Applicable income tax rate		25.00%	25.00%	25.00%
Long-Spring Education Holding Group Limited [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Applicable income tax rate		25.00%	25.00%	25.00%
Kunming Guandu Hengshizhong Education Training School Co., Ltd. [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate		Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise
Chongqing Hengshi Education Technology Co., Ltd. [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate		Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise
Yunnan Hengshun Property Service Co., Ltd. [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate		Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise
Kunming Chenggong Times Giant Tutorial School Co., Ltd. [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate		Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise
Kunming Wuhua District Zhuorei Culture Training School Co., Ltd. [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate		Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise
Wenshan Century Times Giant Training School Co., Ltd. [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate		Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise
Zhengzhou Hengshi Hengzhong Education Technology Co., Ltd. [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate		Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise
Shenzhen Hengshi Education Technology Co., Ltd. [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate		Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise
Xiamen Hengshi Education Technology Co., Ltd. [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate		Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise
Shanxi Long-Spring Enterprise Management Co., Ltd. [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate		Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise
Mengzi Bainian Long-Spring Education Technology Co., Ltd. [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate		Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise
Yunnan Long-Spring Education Holding Group Hengshui Experimental Middle School Management Co., Ltd [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate		Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise
Beijing New Vocational Education Cultural Development Co., Ltd. [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate		Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise
New Vocational Education (Yunnan) Cultural Development Co., Ltd. [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate		Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise
Beijing First High-Education Technology Co., Ltd. [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate		Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise
Zunyi Hengshi Education Technology Co., Ltd. [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate		Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise
Guizhou Long-Spring Century Technology Co., Ltd. [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate		Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise
Guizhou Hengshizhong Technology Co Ltd [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate		Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise
Yunnan Lihua Education Technology Co., Ltd. [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate		Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise
Zhenxiong Bainian Long-Spring Technology Co., Ltd. [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate		Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise
Xishuangbanna Long-Spring Experimental Secondary School Co., Ltd. [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Applicable income tax rate		25.00%	25.00%	25.00%
Shaanxi Century Long-Spring Education Technology Co., Ltd. [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate		Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise
Shaanxi Hengshi Hengzhong Education Technology Co., Ltd. [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate		Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise
Zhenxiong Long-Spring Advanced Secondary School [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Applicable income tax rate		25.00%	25.00%	25.00%
Beijing Hualing International Human Resources Co., Ltd [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate		Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise
Datong Hengshi Gaokao Tutorial School [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate		Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise
Xinping Long-Spring Advanced Secondary School Co., Ltd. [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Applicable income tax rate		25.00%	25.00%	25.00%
Yunnan Century Long-Spring Education Technology Co., Ltd. (“Yunnan WFOE”) [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Applicable income tax rate		15.00%	15.00%	15.00%
Yunnan Zhongchuang Education Tutorial School [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Applicable income tax rate		15.00%	15.00%	15.00%

[1]	As confirmed by the local tax authorities, these school are exempt from income taxes for the years ended December 31, 2020, 2021 and 2022, respectively.
[2]	Under 2016 Revised Private Education Law, Qujing Hengshui Experimental Secondary School have registered as non-profit schools in 2019 and are qualified for similar tax benefits as public schools, which entitle them to income tax exemptions.
[3]	Resorts District Hengshui Experimental Secondary School and Yunnan Long-Spring Foreign Language Secondary School are entitled to a five-year enterprise income tax exemptions for certain revenue that meets relevant legal requirements from January 1, 2018 through December 31, 2022 and from January 1, 2019 through December 31, 2023 respectively, as determined by the local government authorities as non-profit organizations.
[4]	As these schools have not received confirmations from the local tax authorities on income tax exemption, they are subject to the statutory income tax rate of 25% for the years ended December 31, 2020, 2021 and 2022, respectively. High tech enterprises are subject to corporate income tax at a reduced rate of 15%. For the year ended December 31, 2022, the newly established schools are qualified as small and micro enterprises, the preferential tax rates of 5% or 10% are applied.